UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: President & Chief Investment Officer
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		May 15, 2012

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 17
Form 13F Information Table Value Total: 130680


List of Other Included Managers:	NONE

                               FORM 13F INFORMATION TABLE

 COLUMN 1             COLUMN 2 COLUMN 3   COLUMNCOLUMN 5         COLUMN 6COLUMN 7COLUMN 8

                                          VALUE SHRS OR SH/ PUT/ INVESTME OTHER  VOTING AUTHORITY
NAME OF ISSUER        TITLE OF CUSIP      (x$100PRN AMT PRN CALL DISCRETIMANAGERS  SOLE  SHARED NONE
AEGON NV              COM      7924103      8715 1567600SH       SOLE             1567600
ALLIANCEBERNSTEIN HOLDCOM      01881G106    2390  153138SH       SOLE              153138
CANADIANSOLAR INC     COM      136635109    1474  463671SH       SOLE              463671
CHINA XINIYA FASHION LADR      16950W105    3410 1894964SH       SOLE             1894964
CHINA YUCHAI INTL LTD COM      G21082105   36075 2273057SH       SOLE             2273057
CHIQUITA BRANDS INTL ICOM      170032809    8870 1009180SH       SOLE             1009180
CORINTHIAN COLLEGES INCOM      218868107    3629  876621SH       SOLE              876621
GANNET CO INC         COM      364730101    8661  565000SH       SOLE              565000
HUANENG POWER INTL    ADR      443304100    2133   97339SH       SOLE               97339
NOKIA OYJ             ADR      654902204    1919  349600SH       SOLE              349600
QIAO XING MOBILE COMM COM      G73031109    6255 6241977SH       SOLE             6241977
QIAO XING UNIV RESOURCCOM      G7303A109    1714 2522167SH       SOLE             2522167
SUNTECH POWER HOLDINGSADR      86800C922    7429 2427943SH       SOLE             2427943
UTSTARCOM INC         COM      918076100   2688218539587SH       SOLE            18539587
YINGLI GREEN ENERGY HOCOM      98584B103     832  230034SH       SOLE              230034
YUCHENG TECHNOLOGIES LCOM      G98777108    8188 2567187SH       SOLE             2567187
US NATURAL GAS LP UNITCOM      912318110    2104  132200SH       SOLE              132200
                                          130680

</SEC-DOCUMENT>